Investments in Associates and Joint Ventures - Summary of analysis of assets and liabilities on date control was lost (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of YPF EE [Line Items]
Non-current assets	$ 1,923,825	$ 1,595,656	$ 1,263,868
Current assets	466,243	327,569	309,421
Total assets	2,390,068	1,923,225	1,573,289
Non-current liabilities	1,150,872	869,161	710,318
Current liabilities	391,078	370,669	314,872
Total liabilities	1,541,950	1,239,830	1,025,190
Total shareholders' equity	848,118	683,395	548,099	$ 362,357
Revenues	1,271,330	669,186	678,595
Costs	(1,028,180)	(626,212)	(575,608)
Gross profit	243,150	42,974	102,987
Operating profit	58,170	(58,397)	(21,012)
Income from equity interests in associates and joint ventures	26,977	13,270	7,968
Net financial results	(21,546)	(11,301)	6,034
Net profit before income tax	63,601	(56,428)	(7,010)
Income tax	(64,409)	(14,589)	(26,369)
Net profit	(808)	(71,017)	(33,379)
YPF EE [member]
Disclosure of YPF EE [Line Items]
Non-current assets	183,767	148,384	96,219
Current assets	24,849	30,659	26,622
Total assets	208,616	179,043	122,841
Non-current liabilities	80,626	70,190	57,799
Current liabilities	33,211	38,059	19,503
Total liabilities	113,837	108,249	77,302
Total shareholders' equity	94,779	70,794	45,539
Revenues	42,023	21,416	16,114
Costs	(20,077)	(10,013)	(7,706)
Gross profit	21,946	11,403	8,408
Operating profit	21,364	11,366	7,796
Income from equity interests in associates and joint ventures	(250)	356	778
Net financial results	(6,747)	(2,015)	(1,989)
Net profit before income tax	14,367	9,707	6,585
Income tax	(8,049)	(3,797)	(2,359)
Net profit	$ 6,318	$ 5,910	$ 4,226